Taxation - Current and Deferred Portions of Income Tax (Benefit)/Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current and deferred portion of income tax expense
Current income tax expense	¥ 545,985		¥ 328,391	¥ 169,299
Deferred income tax expense	(292,710)	$ (40,101)	(67,550)	33,341
Income tax expense	¥ 253,275	$ 34,699	¥ 260,841	¥ 202,640